Christopher Weil & Company Core Investment Fund
Investment Objective
The Christopher Weil & Company Core Investment Fund ("Core Investment Fund") seeks long- term capital appreciation.
Fees and Expenses of the Core Investment Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Core Investment Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Christopher Weil & Company Core Investment Fund
Redemption Fees (on shares sold after holding them for 90 days or less as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Christopher Weil & Company Core Investment Fund
Management Fees		1.00%
Distribution 12b-1 Fees		none
Other Expenses		0.50%
Total Annual Fund Operating Expenses		1.50%
Fee Waiver and/or Expense Reimbursement	[1]	(0.25%)
Total Annual Fund Operating Expenses After Waiver		1.25%
[1]	Effective April 1, 2015, the Adviser has contractually agreed to waive a portion of its Management Fee such that it will be equal to 0.75% of the Core Investment Fund's average daily net assets. Additionally, effective April 1, 2015, the Adviser has contractually agreed to waive a portion of its Services Fee to 0.20% of the Core Investment Fund's average daily net assets greater than $35 million. These waivers will automatically terminate on March 31, 2016 unless they are renewed by the Adviser. The Adviser will not terminate these waivers prior to March 31, 2016.

Expense Example

The following example is intended to help you compare the cost of investing in the Core Investment Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Core Investment Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Core Investment Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Christopher Weil & Company Core Investment Fund	127	450	795	1,769

Portfolio Turnover

The Core Investment Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may lead to higher transaction costs and may result in higher taxes when Core Investment Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55.55% of the average value of its portfolio.

The Principal Investment Strategy of the Core Investment Fund

The Core Investment Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. Under normal market conditions the Core Investment Fund invests primarily in common stocks of companies with market capitalizations of $1 billion or more. The Core Investment Fund may also invest in other types of equity securities, such as preferred securities. The Core Investment Fund will normally hold a core position of between 25 and 40 securities. From time to time, the Core Investment Fund may invest more than 20% of its assets in a particular sector.

The Core Investment Fund's investment adviser (the "Adviser"), Christopher Weil & Company, Inc., uses fundamental analysis to identify securities the Adviser believes are trading at a discount to their estimated value. The Adviser considers both fundamentals and technical factors when identifying investment opportunities. These considerations may include a company trading at or near its current low, a low debt level or high interest coverage, a low price-to-earnings ratio, a low price-to-book ratio, the company's free cash flow, the company's dividend yield, and the company's return on equity.

The Adviser also seeks to invest in companies that have a defensible competitive advantage, relevant products, competent and shareholder-oriented management, and growth. Although tending to focus on U.S. companies, the Adviser may also invest in foreign companies with these attributes. The Core Investment Fund's foreign investments, if any, consist primarily of depositary receipts ("DRs"). DRs are certificates issued by a U.S. bank that represent a certain amount of shares of a foreign company on a foreign or U.S. based stock exchange. The Core Investment Fund may also invest up to 25% of its net assets in securities of companies located in emerging markets.

The Adviser sells or reduces the Core Investment Fund's position in a security (1) when it reaches the Adviser's estimate of its fair value, (2) when its economic fundamentals have deteriorated, (3) when technical factors point toward continued selling pressure for an extended period or (4) when the facts underlying the decision to put the security in the Core Investment Fund's portfolio have changed.

The Core Investment Fund may engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Although the Adviser intends to invest primarily in equity securities, it may also invest the Fund's assets in fixed income securities.

The Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in equity securities. To the extent the Fund holds all or a portion of its assets in cash or cash-equivalents as a temporary defensive position, the Fund will not be pursuing its investment objective.

The Principal Risks of Investing in the Core Investment Fund

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Core Investment Fund invests. There is risk that these and other factors may adversely affect the Core Investment Fund's performance. The loss of money is a risk of investing in the Core Investment Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Core Investment Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Core Investment Fund's investments goes down, your investment in the Core Investment Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Core Investment Fund invests in the stocks of small and medium capitalization companies, which may subject the Core Investment Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Options Risk. The Core Investment Fund may engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Purchasing and selling of options require additional skills and techniques beyond normal portfolio management. The Core Investment Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Core Investment Fund, and may also subject the Core Investment Fund to higher price volatility.

Fixed Income Securities Risks. Investing in fixed income securities subjects the Core Investment Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Core Investment Fund's investments in fixed income securities to decline. Credit risk is the risk that the issuer of the fixed income securities may not be able to meet interest or principal payments when the securities become due. The Core Investment Fund could lose money or experience a lower rate of return if it holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities. High-yield securities have more credit risk than investment-grade securities.

Sector Risks. Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Core Investment Fund's assets in a particular sector, the Core Investment Fund is subject to the risk that companies in the same sector are likely to react similarly to adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Core Investment Fund only if they intend to be patient, long-term investors.

Foreign Risks. Foreign investments carry potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Emerging Market Risk. Investing in securities of companies located or operating in emerging markets generally also is riskier than investing in securities of companies located or operating in developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Investment Management Risk. The Adviser's strategy may fail to produce the intended results.

Portfolio Turnover Risk. The Core Investment Fund's investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Performance History

The information provides some indication of the risks of investing in the Core Investment Fund by showing changes in the Core Investment Fund's performance from year to year and by showing how the Core Investment Fund's average annual returns for 1 year, and since inception compare with those of a broad measure of market performance. The Core Investment Fund's past performance (before and after taxes) is not necessarily an indication of how the Core Investment Fund will perform in the future. Updated performance information is available on the Core Investment Fund's website at www.cweil.com or by calling 1-888-550-9266. The bar chart shows calendar year total returns for the Core Investment Fund for each full year since its inception.

Best Quarter (September 30, 2013) +9.74% Worst Quarter (June 30, 2012) -2.27%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/14
Average Annual Total Returns Christopher Weil & Company Core Investment Fund	1 Year	Since Inception	Inception Date
Christopher Weil & Company Core Investment Fund	11.05%	17.09%	Dec. 21, 2011
Christopher Weil & Company Core Investment Fund After Taxes on Distributions	10.23%	15.74%	Dec. 21, 2011
Christopher Weil & Company Core Investment Fund After Taxes on Distributions and Sales	6.45%	13.11%	Dec. 21, 2011
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	13.69%	20.67%	Dec. 21, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.